Unaudited Condensed Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Aug. 06, 2020
Balance (in Shares) at Aug. 06, 2020
Net income (loss)				(4,178,698)	(4,178,698)
Issuance of Class B common stock		$ 575	24,425		25,000
Issuance of Class B common stock (in Shares)		5,750,000
Excess of cash received over fair value of private placement warrants			918,330		918,330
Excess of cash received over fair value of private placement warrants (in Shares)
Accretion of common stock to redemption value			(942,757)	(21,486,695)	(22,429,450)
Balance at Dec. 31, 2020		$ 575		(25,665,393)	(25,664,818)
Balance (in Shares) at Dec. 31, 2020		5,750,000
Net income (loss)				8,891,867	8,891,867
Balance at Mar. 31, 2021		$ 575		(16,773,526)	(16,772,951)
Balance (in Shares) at Mar. 31, 2021		5,750,000
Balance at Dec. 31, 2020		$ 575		(25,665,393)	(25,664,818)
Balance (in Shares) at Dec. 31, 2020		5,750,000
Net income (loss)					8,124,194
Balance at Sep. 30, 2021		$ 575		(17,541,199)	(17,540,624)
Balance (in Shares) at Sep. 30, 2021		5,750,000
Balance at Dec. 31, 2020		$ 575		(25,665,393)	(25,664,818)
Balance (in Shares) at Dec. 31, 2020		5,750,000
Net income (loss)				11,028,290	11,028,290
Balance at Dec. 31, 2021		$ 575		(14,637,103)	(14,636,528)
Balance (in Shares) at Dec. 31, 2021		5,750,000
Balance at Mar. 31, 2021		$ 575		(16,773,526)	(16,772,951)
Balance (in Shares) at Mar. 31, 2021		5,750,000
Net income (loss)				(2,722,216)	(2,722,216)
Balance at Jun. 30, 2021		$ 575		(19,495,742)	(19,495,167)
Balance (in Shares) at Jun. 30, 2021		5,750,000
Net income (loss)				1,954,543	1,954,543
Balance at Sep. 30, 2021		$ 575		(17,541,199)	(17,540,624)
Balance (in Shares) at Sep. 30, 2021		5,750,000
Balance at Dec. 31, 2021		$ 575		(14,637,103)	(14,636,528)
Balance (in Shares) at Dec. 31, 2021		5,750,000
Net income (loss)				3,772,918	3,772,918
Balance at Mar. 31, 2022		$ 575		(10,864,185)	(10,863,610)
Balance (in Shares) at Mar. 31, 2022		5,750,000
Balance at Dec. 31, 2021		$ 575		(14,637,103)	(14,636,528)
Balance (in Shares) at Dec. 31, 2021		5,750,000
Net income (loss)					(4,616,247)
Balance at Sep. 30, 2022		$ 575		(20,220,865)	(20,220,290)
Balance (in Shares) at Sep. 30, 2022		5,750,000
Balance at Mar. 31, 2022		$ 575		(10,864,185)	(10,863,610)
Balance (in Shares) at Mar. 31, 2022		5,750,000
Net income (loss)				(7,559,018)	(7,559,018)
Balance at Jun. 30, 2022		$ 575		(18,423,203)	(18,422,628)
Balance (in Shares) at Jun. 30, 2022		5,750,000
Net income (loss)				(830,147)	(830,147)
Accretion of common stock to redemption value				(967,515)	(967,515)
Balance at Sep. 30, 2022		$ 575		$ (20,220,865)	$ (20,220,290)
Balance (in Shares) at Sep. 30, 2022		5,750,000